Segment Reporting - Summary Information for Reportable Segments (Detail)			3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information Line Items
Number of Reportable Segments | segment	4	4	4		4
Assets by Reportable Segment
Total assets	$ 1,086,640,000	$ 1,092,773,000	$ 1,086,640,000		$ 1,092,773,000	$ 1,068,327,000
Revenues:
Real estate revenue			21,946,000	$ 21,463,000	86,321,000	74,610,000	$ 47,599,000
Resident fees and services			15,895,000	16,081,000	67,793,000	46,160,000	36,857,000
Total revenues			37,841,000	37,544,000		120,770,000	84,456,000
Grant income					1,005,000	0	0
Total revenues and grant income					155,119,000	120,770,000	84,456,000
Expenses:
Rental expenses			6,024,000	5,822,000	23,450,000	19,226,000	11,499,000
Property operating expenses			15,194,000	13,017,000	60,224,000	37,434,000	30,023,000
Segment net operating income			16,623,000	18,705,000	71,445,000	64,110,000	42,934,000
Operating Expenses
General and administrative			3,747,000	4,448,000	16,691,000	15,235,000	9,172,000
Business acquisition expenses			314,000	9,000	(160,000)	1,974,000	2,795,000
Depreciation and amortization			12,402,000	12,530,000	50,304,000	45,626,000	32,658,000
Other income (expense):
Interest expense (including amortization of deferred financing costs and debt discount/premium)			(4,726,000)	(5,310,000)	(19,955,000)	(16,191,000)	(6,788,000)
Gain (loss) in fair value of derivative financial instruments			1,455,000	(4,605,000)	(870,000)	(4,385,000)	0
Impairment of real estate investments					(3,642,000)	0	0
Income (loss) from unconsolidated entity			(904,000)	255,000	629,000	267,000	(110,000)
Other income			7,000	9,000	286,000	175,000	11,000
Loss before income taxes					(18,942,000)	(18,859,000)	(8,578,000)
Income tax benefit			0	0	0	8,000	(8,000)
Net loss			(4,008,000)	(7,933,000)	(18,942,000)	(18,851,000)	(8,586,000)
Medical Office Building [Member]
Assets by Reportable Segment
Total assets	582,415,000	583,131,000	582,415,000		583,131,000	600,048,000
Revenues:
Real estate revenue			16,752,000	16,271,000	65,509,000	54,508,000	34,339,000
Total revenues			16,752,000	16,271,000		54,508,000	34,339,000
Total revenues and grant income					65,509,000
Expenses:
Rental expenses			5,705,000	5,390,000	22,068,000	17,528,000	9,934,000
Segment net operating income			11,047,000	10,881,000	43,441,000	36,980,000	24,405,000
Senior Housing-RIDEA [Member]
Assets by Reportable Segment
Total assets	236,401,000	238,910,000	236,401,000		238,910,000	149,055,000
Revenues:
Resident fees and services			15,895,000	16,081,000	67,793,000	46,160,000	36,857,000
Total revenues			15,895,000	16,081,000		46,160,000	36,857,000
Grant income					1,005,000
Total revenues and grant income					68,798,000
Expenses:
Property operating expenses			15,194,000	13,017,000	60,224,000	37,434,000	30,023,000
Segment net operating income			701,000	3,064,000	8,574,000	8,726,000	6,834,000
Other income (expense):
Impairment of real estate investments					(3,642,000)
Skilled Nursing Facilities [Member]
Assets by Reportable Segment
Total assets	118,654,000	119,247,000	118,654,000		119,247,000	121,749,000
Revenues:
Real estate revenue			3,000,000	3,012,000	11,968,000	11,681,000	4,266,000
Total revenues			3,000,000	3,012,000		11,681,000	4,266,000
Total revenues and grant income					11,968,000
Expenses:
Rental expenses			145,000	152,000	576,000	556,000	351,000
Segment net operating income			2,855,000	2,860,000	11,392,000	11,125,000	3,915,000
Senior Housing [Member]
Assets by Reportable Segment
Total assets	99,530,000	100,370,000	99,530,000		100,370,000	142,982,000
Revenues:
Real estate revenue			2,194,000	2,180,000	8,844,000	8,421,000	8,994,000
Total revenues			2,194,000	2,180,000		8,421,000	8,994,000
Total revenues and grant income					8,844,000
Expenses:
Rental expenses			174,000	280,000	806,000	1,142,000	1,214,000
Segment net operating income			2,020,000	$ 1,900,000	8,038,000	7,279,000	$ 7,780,000
Other
Assets by Reportable Segment
Total assets	$ 49,640,000	$ 51,115,000	$ 49,640,000		$ 51,115,000	$ 54,493,000